FAIR VALUES (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	2,463	5,767
Fair Value, Other real estate owned	1,751	2,628
Non-recurring | Significant Unobservable Inputs (Level 3) | One-to-four-family
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	201	513
Fair Value, Other real estate owned	412	130
Non-recurring | Significant Unobservable Inputs (Level 3) | Multi-family and commercial
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	346	526
Fair Value, Other real estate owned	1,299	2,283
Non-recurring | Significant Unobservable Inputs (Level 3) | Multi-family and commercial | Income approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Capitalization rate (as a percent)		(9.80%)
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | One-to-four-family | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	201	513
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | One-to-four-family | Sales comparison approach | Minimum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	0.00%	0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | One-to-four-family | Sales comparison approach | Maximum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	7.00%	31.20%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | One-to-four-family | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	(4.80%)	5.50%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | Multi-family and commercial | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Impaired loans	346	526
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | Multi-family and commercial | Sales comparison approach | Minimum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	0.00%	0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | Multi-family and commercial | Sales comparison approach | Maximum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	56.70%	23.70%
Non-recurring | Significant Unobservable Inputs (Level 3) | Impaired loans | Multi-family and commercial | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	18.20%	(6.40%)
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | One-to-four-family | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Other real estate owned	412	130
Adjustment for difference between comparable sales (as a percent)		0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | One-to-four-family | Sales comparison approach | Minimum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | One-to-four-family | Sales comparison approach | Maximum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	5.30%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | One-to-four-family | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	(6.50%)	0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Sales comparison approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Other real estate owned	90	1,037
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Sales comparison approach | Minimum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	5.70%	0.00%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Sales comparison approach | Maximum
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	55.40%	4.90%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Sales comparison approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for difference between comparable sales (as a percent)	34.20%	1.10%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Income approach
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Fair Value, Other real estate owned	1,209	1,246
Adjustment for differences in net operating income expectations (as a percent)	13.10%	12.00%
Capitalization rate (as a percent)	8.30%	9.80%
Non-recurring | Significant Unobservable Inputs (Level 3) | Other real estate owned | Multi-family and commercial | Income approach | Weighted Average
Quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis
Adjustment for differences in net operating income expectations (as a percent)	13.10%	12.00%
Capitalization rate (as a percent)	8.30%